Marketable Securities (Details) - Schedule of Marketable Securities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Marketable Securities [Line Items]
Balance beginning	$ 784,831
Additions	2,792,500	608,391
Reclass from non-current to current	(787,559)
Change in fair value	185,480	208,591
Foreign exchange translation	71,535	(32,151)
Balance ending	3,046,787	784,831
Marketable securities (current) [Member]
Schedule of Marketable Securities [Line Items]
Balance beginning	11,388,250
Additions	194,247,800	11,388,250
Balance ending	194,247,800	11,388,250
Marketable securities (non-current) [Member]
Schedule of Marketable Securities [Line Items]
Balance beginning	3,162,361
Additions	7,022,600	2,443,094
Reclass from non-current to current	787,559
Change in fair value	5,732,355	848,814
Foreign exchange translation	181,177	(129,547)
Balance ending	$ 16,886,052	$ 3,162,361